Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories	Inventories consist of the following:

	As of December 31,
	2021	2022
Raw materials	429,208	789,134
Work in process	78,354	261,436
Finished goods	304,801	423,420
Total	812,363	1,473,990